Property, plants and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plants and equipment, net

Note 6 Property, plants and equipment, net

	December 31, 2024	December 31, 2025	December 31, 2025
	HK$’000	HK$’000	US$’000
Machinery & equipment	2,845	3,041	390
Electronic equipment	56	59	8
Office equipment	2,394	2,493	320
Computer software	106	111	14
Motor vehicles	2,459	2,083	267
Total cost	7,860	7,787	999
Less: Accumulated depreciation	(6,742)	(6,977)	(895)
Net book value	1,118	810	104

Depreciation expenses recognized for the years ended December 31, 2025, 2024 and 2023 were HK$459,000, HK$505,000 and HK$506,000, respectively.